UNITED STATES
            SECURITIES & EXCHANGE COMMISSION
                 Washington, D.C. 20549
                           Form 13F
                     Form 13F COVER PAGE
 Report for the Calendar Year or Quarter Ended            June 30, 2006

 Check here if Amendment [       ];    Amendment Number:

 This amendment (Check only one.) :          [     ] is a restatement
 [     ] adds new holdings entries.

 Institutional Investment Manager Filing this Report:
 Name:          Petroleum & Resources Corporation
 Address:       7 St. Paul Street, Suite 1140
                Baltimore, MD  21202

 Form 13F File Number:      28-596


 The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists,and tables, are considered integral parts of this form.



 Person Signing this Report on Behalf of Reporting Manager:



 Name:        Christine M. Sloan
 Title:       Assistant Treasurer
 Phone:       (410) 752-5900

 Signature, Place, and Date of Signing:

 Christine M. Sloan            Baltimore, MD            July 18, 2006

   [Signature]                 [City, State]               [Date]



 Report Type (Check only one.):

 [X]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

 [   ]   13F NOTICE.  (Check here if no holdings reported
 are in this report, and all holdings are reported by other

 [   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager (s).)


 List of Other Managers Reporting for this Manager:
 Form 13F File Number Name
 28

 [Repeat as necessary.]



 Form 13F SUMMARY PAGE
 Report Summary:

 Number of Other Included Managers:           0

 Form 13F Information Table Entry Total:      55

 Form 13F Information Table Value Total:      $      795,141
                                                        (in thousands)

 List of Other Included Managers:

 Provide a numbered list of the name (s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.




 [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


 No.       Form 13-F File No.     Name
           28-

 [Repeat as necessary.]

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
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        COLUMN 1          COLUMN 2   COLUMN 3  COLUMN 4       COLUMN 5     COLUMN 6COLUMN 7     COLUMN 8
    NAME OF ISSUER    TITLE OF CLASS   CUSIP  VALUE IN  SHARES/PRN SH/ PUT/ INVSTM  OTHER   VOTING AUTHORITY
                                                000's    AMOUNT    PRN CALLDISCRETNMANAGERS
                                                                                            SOLE SHARED NONE
                                                                                           >C>

 AGL RESOURCES INC.         COM      001204106  6,480     170,000  SH       SOLE           170,000
 AIR PRODUCTS & CHEMICA     COM      009158106  7,990     125,000  SH       SOLE           125,000
 APACHE CORP.               COM      037411105  10,797    158,200  SH       SOLE           158,200
 AQUA AMERICA, INC.         COM      03836W103  8,660     380,000  SH       SOLE           380,000
 ARCH COAL INC.             COM      039380100  1,271      30,000  SH       SOLE           30,000
 ARKEMA                     COM      041232109   226       6,000   SH       SOLE            6,000
 AVENTINE RENEWABLE ENE     COM      05356X403  1,556      40,000  SH       SOLE           40,000
 BAKER HUGHES, INC..        COM      057224107  10,641    130,000  SH       SOLE           130,000
 BJ SERVICES CO.            COM      055482103  27,572    740,000  SH       SOLE           740,000
 BP P.L.C.              SPONSORED ADR055622104  41,766    600,000  SH       SOLE           600,000
 CHEVRON CORP.              COM      166764100  39,408    635,000  SH       SOLE           635,000
 CONOCOPHILLIPS             COM      20825C104  36,493    556,891  SH       SOLE           556,891
 CONSOL ENERGY INC.         COM      20854P109  3,738      80,000  SH       SOLE           80,000
 DEVON ENERGY CORP.         COM      25179M103  20,539    340,000  SH       SOLE           340,000
 DUKE ENERGY CORP.          COM      26441C105  6,392     217,624  SH       SOLE           217,624
 DUPONT EI DE NEMOURS       COM      263534109  6,552     157,500  SH       SOLE           157,500
 ENERGEN CORP.              COM      29265N108  15,364    400,000  SH       SOLE           400,000
 EOG RESOURCES INC.         COM      26875P101  22,189    320,000  SH       SOLE           320,000
 EQUITABLE RESOURCES IN     COM      294549100  15,075    450,000  SH       SOLE           450,000
 EXXON MOBIL CORP.          COM      30231G102  71,166   1,160,000 SH       SOLE          1,160,000
 FLORIDA ROCK INDUSTRIE     COM      341140101  3,725      75,000  SH       SOLE           75,000
 GENERAL ELECTRIC CO.       COM      369604103  14,990    454,800  SH       SOLE           454,800
 GLOBALSANTAFE CORP.        COM      G3930E101  16,747    290,000  SH       SOLE           290,000
 GRANT PRIDECO INC          COM      38821G101  13,783    308,000  SH       SOLE           308,000
 HERCULES OFFSHORE, INC     COM      427093109  5,250     150,000  SH       SOLE           150,000
 HESS CORPORATION           COM      42809H107  10,306    195,000  SH       SOLE           195,000
 HOLLY CORP.            COM PAR $0.01435758305  20,244    420,000  SH       SOLE           420,000
 HUGOTON ROYALTY TR TEX  UNIT BEN INT444717102   708       23,843  SH       SOLE           23,843
 KERR-MCGEE CORP.           COM      492386107  14,931    215,294  SH       SOLE           215,294
 MARATHON OIL CO.           COM      565849106  9,996     120,000  SH       SOLE           120,000
 MARTIN MARIETTA MATERI     COM      573284106  2,735      30,000  SH       SOLE           30,000
 MDU RESOURCES GROUP, I     COM      552690109  9,152     250,000  SH       SOLE           250,000
 MURPHY OIL CORP.           COM      626717102  12,094    216,500  SH       SOLE           216,500
 NABORS INDUSTRIES, LTD     COM      G6359F103  17,571    520,000  SH       SOLE           520,000
 NATIONAL FUEL GAS CO.      COM      636180101  7,028     200,000  SH       SOLE           200,000
 NEW JERSEY RESOURCES C     COM      646025106  9,356     200,000  SH       SOLE           200,000
 NEWFIELD EXPLORATION C     COM      651290108  8,564     175,000  SH       SOLE           175,000
 NOBLE CORP                 COM      G65422100  14,884    200,000  SH       SOLE           200,000
 NOBLE ENERGY INC.          COM      655044105  20,150    430,000  SH       SOLE           430,000
 OCCIDENTAL PETROLEUM C     COM      674599105  20,510    200,000  SH       SOLE           200,000
 PIONEER NATURAL RESOUR     COM      723787107  7,658     165,000  SH       SOLE           165,000
 PRECISION DRILLING TRU   TR UNIT    740215108  9,960     300,000  SH       SOLE           300,000
 QUESTAR CORP               COM      748356102  16,098    200,000  SH       SOLE           200,000
 ROHM & HAAS CO.            COM      775371107  10,024    200,000  SH       SOLE           200,000
 ROYAL DUTCH SHELL PLC-SPONSORED ADRA780259206  18,419    275,000  SH       SOLE           275,000
 SCHLUMBERGER LTD           COM      806857108  36,462    560,000  SH       SOLE           560,000
 SEMCO ENERGY INC.          COM      78412D109  1,808     325,200  SH       SOLE           325,200
 SUNCOR ENERGY              COM      867229106  7,291      90,000  SH       SOLE           90,000
 TODCO                      COM      88889T107  7,149     175,000  SH       SOLE           175,000
 TOTAL S.A.             SPONSORED ADR89151E109  15,725    240,000  SH       SOLE           240,000
 VALERO ENERGY CORP.        COM      91913Y100  23,615    355,000  SH       SOLE           355,000
 WEATHERFORD INT'L. LTD     COM      G95089101  24,490    493,560  SH       SOLE           493,560
 WESTERN REFINING INC.      COM      959319104  1,618      75,000  SH       SOLE           75,000
 WILLIAMS COMPANIES, IN     COM      969457100  10,512    450,000  SH       SOLE           450,000
 XTO ENERGY                 COM      98385X106  17,708    400,000  SH       SOLE           400,000
                                                795,136
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